UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Victoria 1522 Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.5%
	Argentina – 1.8%
3,500	MercadoLibre, Inc.
		$265,300

	Brazil – 14.4%
12,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	479,880
14,800	Cia Vale do Rio Doce	287,894
20,680	Cielo S.A.	604,904
69,500	Klabin S.A.	307,966
17,200	Marcopolo S.A.	76,216
11,062	Tim Participacoes S.A. - ADR	303,763
		2,060,623

	Chile – 2.8%
695,900	Cia Sud Americana de Vapores S.A.*	83,091
5,800	Sociedad Quimica y Minera de Chile S.A. - ADR	322,886
		405,977

	China – 11.7%
1,000	Baidu, Inc. - ADR*	114,980
317,000	China COSCO Holdings Co., Ltd. - Cl. H*	142,279
50,000	China Mobile Ltd.	548,874
1,700	China Mobile Ltd. - ADR	92,939
1,900	China Telecom Corp. Ltd. - ADR	83,638
586,000	Lenovo Group Ltd.	500,052
266,000	Qingling Motors Co. - Cl. H	64,042
22,000	Tsingtao Brewery Co., Ltd. - Cl. H	125,714
		1,672,518

	Colombia – 1.5%
3,500	BanColombia S.A. - ADR	216,440

	Guernsey – 1.6%
41,100	Etalon Group Ltd. - GDR*	224,665

	India – 2.3%
10,200	HDFC Bank Ltd. - ADR	332,520

	Indonesia – 3.6%
392,500	Bank Negara Indonesia Persero Tbk P.T.	161,384
649,500	PT Charoen Pokphand Indonesia	239,976
50,500	PT United Tractors Tbk	116,193
		517,553

Victoria 1522 Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Malaysia – 8.6%
96,500	Axiata Group Bhd.	$167,045
116,700	Gamuda Bhd.	129,592
28,000	Kuala Lumpur Kepong Bhd.	203,466
153,000	Malayan Banking Bhd.	420,811
173,500	Telekom Malaysia Bhd.	310,136
		1,231,050

	Mexico – 11.4%
15,277	Alfa S.A.B. de C.V. - Cl. A	244,163
15,000	America Movil S.A.B. de C.V. - ADR	390,900
5,200	Fomento Economico Mexicano S.A.B. de C.V. - ADR	464,100
63,100	Grupo Financiero Banorte S.A.B. de C.V. - Cl. O	326,103
23,900	Grupo Modelo S.A.B. de C.V.	211,414
		1,636,680

	Peru – 3.2%
6,200	Cia de Minas Buenaventura S.A. - ADR	235,476
1,800	Credicorp Ltd.	226,602
		462,078

	Philippines – 2.8%
143,400	Aboitiz Power Corp.	116,657
62,200	DMCI Holdings, Inc.	84,508
90,700	Metropolitan Bank & Trust	200,185
		401,350

	Russia – 3.2%
8,100	Lukoil OAO - ADR*	454,248

	South Africa – 6.6%
98,300	FirstRand Ltd.	318,181
3,570	Foschini Group Ltd.	56,011
1,400	Sasol Ltd.	59,055
3,610	Sasol Ltd. - ADR	153,245
19,300	Shoprite Holdings Ltd.	356,316
		942,808

	South Korea – 9.6%
5,100	Hynix Semiconductor, Inc.*	107,692
1,090	Hyundai Motor Co.	223,771
8,700	Korea Aerospace Industries Ltd.	225,220
770	Samsung Electronics Co., Ltd.	815,420
		1,372,103

Victoria 1522 Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Taiwan – 5.9%
16,000	Hiwin Technologies Corp.	$164,311
204,629	Taiwan Semiconductor Manufacturing Co., Ltd.*	560,165
9,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR*	128,432
		852,908

	Thailand – 2.2%
24,300	PTT Exploration & Production PCL	129,520
41,200	Siam Commercial Bank PCL	192,805
		322,325

	Turkey – 2.7%
12,200	Aselsan Elektronik Sanayi Ve Ticaret A.S.	75,814
15,910	Koza Altin Isletmeleri A.S.	307,583
		383,397

	Ukraine – 0.6%
6,900	MHP S.A. - GDR*	79,843
	Total Common Stocks (Cost $12,728,749)	13,834,386

Principal Amount		Value
	Short-Term Investments – 2.4%
$349,281	UMB Money Market Fiduciary Fund, 0.01%1	349,281
	Total Short-Term Investments (Cost $349,281)	349,281
	Total Investments – 98.9% (Cost $13,078,030)	14,183,667
	Other Assets in Excess of Liabilities – 1.1%	164,853
	Total Net Assets – 100.0%	$14,348,520

ADR – American Depository Receipt

GDR – Global Depository Receipt

PCL – Public Company Limited

* Non-income producing security.

1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund

SUMMARY OF INVESTMENTS

As of June 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Regional Banks	14.5%
Semiconductors	11.2%
Wireless Telecommunications	10.5%
Food Retail	5.8%
Miscellaneous Commercial Services	4.2%
Precious Metals	3.8%
Agricultural Commodities/Milling	3.6%
Computer Processing Hardware	3.5%
Beverages: Non-Alcoholic	3.2%
Integrated Oil	3.2%
Major Telecommunications	2.7%
Internet Software/Services	2.7%
Oil & Gas Production	2.4%
Beverages: Alcoholic	2.4%
Industrial Conglomerates	2.3%
Chemicals: Agricultural	2.3%
Financial Conglomerates	2.2%
Containers/Packaging	2.2%
Aerospace & Defense	2.1%
Steel	2.0%
Motor Vehicles	2.0%
Marine Shipping	1.6%
Homebuilding	1.6%
Trucks/Construction/Farm Machinery	1.3%
Electronic Components	1.1%
Engineering & Construction	0.9%
Electric Utilities	0.8%
Apparel/Footwear Retail	0.4%
Total Common Stocks	96.5%
Short-Term Investments	2.4%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)\

Note 1 – Organization

Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares; Advisor Class and Institutional Class.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At June 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$13,080,908

Gross unrealized appreciation	1,770,129
Gross unrealized depreciation	(665,608)
Net unrealized appreciation on investments and foreign currency translations	$1,104,521

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[1]	Total
Investments
Common Stocks
Commercial Services	$604,904	$-	$-	$604,904
Communications	1,420,114	477,181	-	1,897,295
Consumer Durables	-	287,813	-	287,813
Consumer Non-Durables	675,514	125,714	-	801,228
Electronic Technology	943,852	1,633,254	-	2,577,106
Energy Minerals	607,493	188,575	-	796,068
Finance	1,101,665	1,518,031	-	2,619,696
Industrial Services	-	129,592	-	129,592
Non-Energy Minerals	523,370	307,583	-	830,953
Process Industries	630,852	523,285	-	1,154,137
Producer Manufacturing	320,379	200,701	-	521,080
Retail Trade	479,880	412,327	-	892,207
Technology Services	380,280	-	-	380,280
Transportation	83,091	142,279	-	225,370
Utilities	-	116,657	-	116,657
Short-Term Investments	349,281	-	-	349,281
Total Investments	$8,120,675	$6,062,992	$-	$14,183,667

1 The Fund did not hold any Level 3 securities at period end.

Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

It is the Fund’s policy to recognize transfers between Levels at the end of the period. The Fund, as of June 30, 2012, did hold Level 2 securities due to specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with procedures adopted by the Board of Trustees. A security’s classification as Level 1 or Level 2 within this Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Fund’s procedures adopted by the Board of Trustees, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from December 31, 2011 to June 30, 2012, represented by recognizing the June 30, 2012 market value of securities previously classified as Level 1 as of September 30, 2012 that transferred hierarchies to Level 2 as of June 30, 2012:

Transfers into Level 1	$815,420
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$815,420

Transfers into Level 2	$-
Transfers out of Level 2	(815,420)
Net transfers in (out) of Level 2	$(815,420)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/29/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/29/12

* Print the name and title of each signing officer under his or her signature.